Organization and Principal Activities	12 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Acco Group Holdings Limited (the “Company”) was incorporated in the Cayman Islands on May 31, 2024, as an investment holding company. The Company operates its primary business through three indirectly wholly owned subsidiaries (herein collectively referred to as the “Group”):

1.	Accolade IP (SG) Pte. Ltd. (“ASG”) — Incorporated and domiciled in Singapore and engaged in providing intellectual property (“IP”) registration services.

2.	Accolade Corporate Services Limited (“ACSL”) — Incorporated and domiciled in the Hong Kong Special Administrative Region (“HK SAR”) and engaged in providing corporate secretarial services.

3.	Accolade Consultants Limited (“ACL”) — Also incorporated and domiciled in HK SAR and engaged in providing accounting services.

The Group is headquartered in Hong Kong, with its operations primarily involved in corporate secretarial and accounting services in Hong Kong, and IP registration services in Singapore.

The following is an organization chart of the Company and its subsidiaries:

As of June 30, 2026, the Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
Starry Prospect Limited	● A BVI company ● Incorporated on June 11, 2024	100%	Holding company
Accolade Corporate Services Limited (“ACSL”)	● A Hong Kong company ● Incorporated on December 4, 2009	100%	Corporate secretarial services
Accolade Consultants Limited (“ACL”)	● A Hong Kong company ● Incorporated on August 2, 2010	100%	Accounting services
Accolade IP (SG) Pte. Ltd. (“ASG”)	● A Singapore company ● Incorporated on January 26, 2018	100%	IP registration services

Group reorganization

Pursuant to a group reorganization (the “group reorganization”) to rationalize the structure of the Company and its subsidiary companies in preparation for the listing of our shares, the Company became the holding company of the Group on June 21, 2024. As part of the Reorganization, on June 11, 2024, the wholly-owned British Virgin Islands subsidiary of the Company, Starry Prospect Limited (“Starry Prospect”) was then incorporated as the intermediate holding company. On June 21, 2024, the Company acquired, through Starry Prospect, all the issued share capital of Accolade Consultants Limited, Accolade Corporate Services Limited, and Accolade IP (SG) Pte. Ltd, at cash considerations of HKD 8,768,765.34, HKD 6,531,673.28 and SGD 121,954.42, respectively. On June 21, 2024, Mr. Yuen Yuk, Hau entered into a letter of waiver, of which Mr. Hau waived the amount due to him from Starry Prospect of USD2,048,695, representing the premium between the consideration of acquisition and the share capital of ACSL, ACL, and ASG. This waived amount was subsequently transferred to the equity of Starry Prospect. At the consolidated level of the Group, the equity of Starry Prospect was fully eliminated through the corresponding investment in the subsidiary, Starry Prospect, held by the Company. The acquisitions of Accolade Consultants Limited, Accolade Corporate Services Limited, and Accolade IP (SG) Pte. Ltd. did not involve actual cash payments, as the payer and payee were ultimately controlled by the same parties. Instead, the consideration was recorded as intercompany balances, which were subsequently eliminated in consolidation. As at the date of this report, the Company’s immediate and ultimate parent company is Star Blessings Limited. As of the date of this report, Star Blessings Limited is wholly owned by Mr. Yuen Yuk HAU.

From July 1, 2022, through June 21, 2024, Accolade Consultants Limited and Accolade Corporate Services Limited were ultimately controlled by Mr. Yuen Yuk Hau, his spouse, and Mr. Cheung Po Lui through their ownership of Starry Charm Limited. During the same period, Accolade IP (SG) Pte. Ltd. was ultimately controlled by the same parties through Starry Insight Holdings Limited. Throughout this period, the board of directors and management of these entities were led by Mr. Yuen Yuk Hau and Mr. Cheung Po Lui, ensuring coordinated oversight and strategic alignment.

As the Company and its subsidiaries were under the same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately before and after the group reorganization, they are considered as common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period. The consolidated financial statements are prepared as if the current group structure had been in existence throughout the three-year period ended June 30, 2026, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period.

The shares of the Company began trading on the Nasdaq Capital Market, under the ticker symbol “ACCL”. The Company consummated its initial public offering of 1,400,000 ordinary shares at the price of $4.00 per ordinary shares. As a result, the Company has raised aggregate gross proceeds of $5,600,000 in the initial public offering, before deducting underwriting discounts and other related expenses. The underwriters were granted a 45-day over-allotment Option to purchase up to an additional 210,000 ordinary shares. On November 14, 2025, the underwriters exercised the over-allotment option resulted in the sale of 49,900 additional shares, contributing $199,600 in additional gross capital. As a result, the Group has raised aggregate gross proceeds of $5,799,600, including the previously announced IPO gross proceeds of $5,600,000, prior to deducting underwriting discounts and commissions and offering expenses payable by the Group.

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company are also detailed in the Note 11.